Movements in equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cumulative Translation Exchange in Equity

The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
			Non-	Total
	Retained	Fair value	controlling	translation
	earnings	reserve	interests	exchange
	£m	£m	£m	£m
At 1 January 2016	(761)	10	(109)	(860)
Exchange movements on overseas net assets	633	13	603	1,249

At 31 December 2016	(128)	23	494	389
Exchange movements on overseas net assets	462	—	(149)	313
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109	—	—	109

At 31 December 2017	443	23	345	811
Exchange movements on overseas net assets	(458)	(22)	(1)	(481)

At 31 December 2018	(15)	1	344	330

The analysis of other comprehensive income by equity category is as follows:

			Non-
	Retained	Other	controlling
	earnings	reserves	interests	Total
2018	£m	£m	£m	£m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(458)	(22)	0	(480)
Fair value movements on cash flow hedges	0	140	0	140
Reclassification of cash flow hedges on income and expense	0	(175)	0	(175)
Deferred tax on fair value movements on cash flow hedges	0	(22)	0	(22)
Deferred tax reversed on reclassification of cash flow hedges	0	20	0	20

Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	0	0	(1)	(1)
Fair value movements on equity investments	0	180	0	180
Deferred tax on fair value movements on equity investments	0	10	0	10
Remeasurement gains on defined benefit plans	728	0	0	728
Tax on remeasurement gains in defined benefit plans	(146)	0	0	(146)

Other comprehensive income/(expense) for the year	124	131	(1)	254

			Non-
	Retained	Other	controlling
	earnings	reserves	interests	Total
2017	£m	£m	£m	£m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	462	—	—	462
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109	—	—	109
Fair value movements on available-for-sale investments	—	(14)	—	(14)
Reclassification of fair value movements on available-for-sale investments	—	(42)	—	(42)
Deferred tax on fair value movements on available-for-sale investments	—	47	—	47
Deferred tax reversed on reclassification of available-for-sale investments	—	(18)	—	(18)
Fair value movements on cash flow hedges	—	(10)	—	(10)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(149)	(149)
Remeasurement gains on defined benefit plans	549	—	—	549
Tax on remeasurement gains in defined benefit plans	(221)	—	—	(221)

Other comprehensive income/(expense) for the year	899	(37)	(149)	713

			Non-
	Retained	Other	controlling
	earnings	reserves	interests	Total
2016	£m	£m	£m	£m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	633	13	—	646
Fair value movements on available-for-sale investments	—	251	—	251
Reclassification of fair value movements on available-for-sale investments	—	(245)	—	(245)
Deferred tax reversed on reclassification of available-for-sale investments	—	51	—	51
Reclassification of cash flow hedges to income statement	—	1	—	1
Fair value movements on cash flow hedges	—	2	—	2
Deferred tax on fair value movements on cash flow hedges	—	2	—	2

Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	603	603
Remeasurement losses on defined benefit plans	(475)	—	—	(475)
Tax on remeasurement losses in defined benefit plans	126	—	—	126

Other comprehensive income for the year	284	75	603	962

Summary of Analysis of Other Reserves

The analysis of other reserves is as follows:

	ESOP Trust	Fair value	Cash flow	Other
	shares	reserve	hedge reserve	reserves	Total
	£m	£m	£m	£m	£m
At 1 January 2016	(75)	295	(9)	2,129	2,340
Exchange adjustments	(16)	—	—	—	(16)
Transferred to income and expense in the year on disposals	—	(268)	—	—	(268)
Transferred to income and expense in the year on impairments	—	23	—	—	23
Net fair value movement in the year	—	330	6	—	336
Ordinary shares acquired by ESOP Trusts	(576)	—	—	—	(576)
Write-down of shares held by ESOP Trusts	381	—	—	—	381

At 31 December 2016	(286)	380	(3)	2,129	2,220
Exchange adjustments	22	—	—	—	22
Transferred to income and expense in the year on disposals	—	(42)	—	—	(42)
Net fair value movement in the year	—	(9)	(8)	—	(17)
Ordinary shares acquired by ESOP Trusts	(656)	—	—	—	(656)
Write-down of shares held by ESOP Trusts	520	—	—	—	520

At 31 December 2017	(400)	329	(11)	2,129	2,047
Implementation of IFRS 9	—	(288)	—	—	(288)

At 31 December, as adjusted	(400)	41	(11)	2,129	1,759
Exchange adjustments	(26)	0	0	0	(26)
Transferred to Retained earnings in the year on disposal of equity investments	0	(94)	0	0	(94)
Net fair value movement in the year	0	193	(36)	0	157
Write-down of shares held by ESOP Trusts	265	0	0	0	265

At 31 December 2018	(161)	140	(47)	2,129	2,061